Equity Incentive Plan - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Unrecognized compensation cost related to non-vested share arrangements granted	$ 1,562		$ 2,419
Weighted average period of recognition for unrecognised compensation cost	2 years
Allocated Share-based Compensation Expense	$ 857	$ 1,781
Total fair value of shares vested	$ 0	$ 0
Number of shares granted	0	0
Number of shares forfeited	0	0